Share Capital And Equity Compensation -Summary of Changes to Number of RS-Ps (Details) - Performance Share Units - shares shares in Thousands			9 Months Ended	12 Months Ended
	Jan. 28, 2022	Jan. 04, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance			999	744	999
Number of shares forfeited				(51)
Number of shares granted	73	162	73	73	162
Number of shares converted					(417)
Number of shares outstanding balance				766	744